Condensed Balance Sheets - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Current Assets
Trust account funds	$ 131,543
Cash and cash equivalents
Short term investments
Receivables - Related Party	17,412
Prepaid expenses	134	734	734
Other current assets
Total Current Assets	149,089	734	734
Long Term Assets
Property, equipment and software, net
Intangible assets
Other long term assets
Total Long Term Assets
TOTAL ASSETS	149,089	734	734
Current Liabilities
Accounts payable	2,300	10,729	8,729
Accrued liabilities
Current portion of notes payable
Related party - VitaNova Partners LLC		6,514	3,999
Other current liabilities
Total Current Liabilities	2,300	17,243	12,728
Notes Payable, net of current portion
Total Long-term Liabilities
TOTAL LIABILITIES	2,300	17,243	12,728
Commitments & Contingencies (Notes 4,6 )
Stockholders' Equity
Common stock, $0.0001 par value, 500,000,000 shares authorized, 16,795,474 shares issued and outstanding as of September 30, 2020, 626,989 shares issued and outstanding at December 31, 2019 and December 31, 2018	50,877	49,260	49,260
Additional paid-in capital	125,452	(49,260)	(49,260)
Accumulated (deficit)	(29,540)	(16,509)	(11,994)
TOTAL STOCKHOLDERS' EQUITY	146,789	(16,509)	(11,994)
TOTAL LIABILITIES & STOCKHOLDERS' EQUITY	$ 146,089	$ 734	$ 734